Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	$ 478,520	$ 460,739	$ 88,691
Israel [Member]
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	272,668	228,966	28,058
United States [Member]
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	139,016	141,542	21,105
Germany [Member]
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	9,876	6,342	5,169
Holland [Member]
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	11,113	2,341	7,082
Austria [Member]
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	2,170	4,115	633
France [Member]
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues		947	782
Other States [Member]
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	$ 43,677	$ 76,486	$ 25,862